UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08497

Name of Fund: BlackRock Corporate High Yield Fund III, Inc. (CYE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Corporate High Yield Fund III, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 05/31/2008

Date of reporting period: 06/01/2007 - 11/30/2007

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock Corporate High Yield                                         BLACKROCK
Fund III, Inc. (CYE)

SEMI-ANNUAL REPORT
NOVEMBER 30, 2007 | (UNAUDITED)


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Semi-Annual Report:
Fund Summary .............................................................     4
Financial Statements:
    Schedule of Investments ..............................................     5
    Statement of Assets and Liabilities ..................................    11
    Statement of Operations ..............................................    11
    Statements of Changes in Net Assets ..................................    12
    Statement of Cash Flows ..............................................    12
Financial Highlights .....................................................    13
Notes to Financial Statements ............................................    14
The Benefits and Risks of Leveraging .....................................    17
Officers and Directors ...................................................    17
Additional Information ...................................................    18


2     BLACKROCK CORPORATE HIGH YIELD FUND III, INC.      NOVEMBER 30, 2007

A Letter to Shareholders

Dear Shareholder

The November reporting period was fairly tumultuous for financial markets, culminating in mixed results for some of the major benchmark indexes:

Total Returns as of November 30, 2007                                              6-month      12-month
========================================================================================================
U.S. equities (S&P 500 Index)                                                       -2.33%       + 7.72%
--------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                        -8.82        - 1.17
--------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                   +2.82        +17.30
--------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                            +5.32        + 6.05
--------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                      +2.40        + 2.71
--------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)    -2.84        + 3.01
--------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Subprime mortgage woes dominated headlines for much of 2007, but intensified in the summer and fall, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (the "Fed") stepped in to inject liquidity into the markets and bolster investor confidence, cutting the federal funds rate by 0.50% in September, 0.25% in October and 0.25% in December, which brought the target short-term interest rate to 4.25%. In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling.

Amid the volatility throughout 2007, equity markets displayed surprising resilience. To some extent, the credit turmoil dampened corporate merger-and-acquisition (M&A) activity, a key source of strength for equity markets. Still, market fundamentals generally held firm, dividend payouts and share buybacks continued, and valuations remained attractive. As the returns indicate, the most recent six months were more trying, reflecting the slowing U.S. economy, a troubled housing market and a more difficult corporate earnings backdrop. Overall, large cap stocks outperformed small caps as investors grew increasingly risk averse. International markets fared better than their U.S. counterparts, benefiting from generally stronger economies.

In fixed income markets, mixed economic signals and the credit woes resulted in a flight to quality. Investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 3.97% by period-end, while prices correspondingly rose. Meanwhile, the tax-exempt bond market has been challenged by a combination of record-setting supply, economic uncertainty and concerns around the credit worthiness of bond insurers. This brought municipal bond prices to relatively attractive levels and, as such, demand generally held firm.

As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight and commentary from BlackRock investment professionals, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,


/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC


                                                                               3
THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of November 30, 2007

Investment Objective

BlackRock Corporate High Yield Fund III, Inc. (CYE) seeks to provide shareholders with current income by investing primarily in a diversified portfolio of fixed income securities that are rated in the lower rating categories of the established rating services (Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Corporation) or are unrated securities of comparable quality.

Fund Information

Symbol on New York Stock Exchange ............................         CYE
Initial Offering Date ........................................  January 30, 1998
Yield on Closing Market Price as of November 30, 2007 ($7.19)*       10.01%
Current Monthly Distribution per share of Common Stock** .....        $.060
Current Annualized Distribution per share of Common Stock** ..        $.720
Leverage as of November 30, 2007*** ..........................         24%
--------------------------------------------------------------------------------
* Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
      Past performance does not guarantee future results.
** The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.
*** As a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund's market price and net asset value per share:

--------------------------------------------------------------------------------
                          11/30/07    5/31/07      Change        High       Low
--------------------------------------------------------------------------------
Market Price ............   $7.19      $8.53      (15.71%)      $8.73      $6.32
Net Asset Value .........   $8.13      $8.99       (9.57%)      $9.00      $7.99
--------------------------------------------------------------------------------

The following charts show the Fund's portfolio composition and credit quality allocations of the Fund's long-term investments:

Portfolio Composition

Asset Mix                                               11/30/07        5/31/07
--------------------------------------------------------------------------------
Corporate Bonds ......................................     92%            95%
Floating Rate Loan Interests .........................      5              2
Common Stocks ........................................      2              2
Preferred Stocks .....................................      1              1
Warrants .............................................     --*            --*
Options ..............................................     --*            --
Other Interests ......................................     --*            --*
Rights ...............................................     --*            --
--------------------------------------------------------------------------------
      *     Amount is less than 1%.

Credit Quality Allocations*

Credit Rating                                           11/30/07        5/31/07
--------------------------------------------------------------------------------
BBB/Baa ..............................................      1%             1%
BB/Ba ................................................     23             22
B/B ..................................................     49             55
CCC/Caa ..............................................     21             16
NR (Not Rated) .......................................      3              3
Other ** .............................................      3              3
--------------------------------------------------------------------------------
      *     Using the higher of S&P's or Moody's ratings.
      ** Includes portfolio holdings in common stocks, preferred stocks, warrants, rights, options and other interests.


4     BLACKROCK CORPORATE HIGH YIELD FUND III, INC.      NOVEMBER 30, 2007

Schedule of Investments as of November 30, 2007 (Unaudited)    (in U.S. dollars)

          Face
        Amount    Corporate Bonds                                         Value
===================================================================================
Aerospace & Defense -- 4.7%
    $1,947,000    Alliant Techsystems, Inc., 2.75%
                    due 9/15/2011 (b)(i)                               $  2,626,016
     1,425,000    DRS Technologies, Inc., 6.875%
                    due 11/01/2013                                        1,407,188
       975,000    Esterline Technologies Corp., 7.75%
                    due 6/15/2013                                           992,062
       615,000    Hawker Beechcraft Acquisition Co. LLC, 8.875%
                    due 4/01/2015 (g)(i)                                    593,335
                  L-3 Communications Corp.:
     1,425,000        7.625% due 6/15/2012                                1,462,406
     1,625,000        5.875% due 1/15/2015                                1,560,000
     1,380,000        3% due 8/01/2035 (b)(i)                             1,712,925
     1,375,000        Series B, 6.375% due 10/15/2015                     1,361,250
       470,000    TransDigm, Inc., 7.75% due 7/15/2014                      474,700
     1,950,000    Vought Aircraft Industries, Inc., 8% due 7/15/2011      1,891,500
                                                                       ------------
                                                                         14,081,382
===================================================================================
Airlines -- 0.5%
                  Continental Airlines, Inc. (m):
       987,344        Series 1997-4-B, 6.90% due 7/02/2018                  947,851
        35,716        Series 1998-1-C, 6.541% due 9/15/2009                  35,448
       419,800        Series 2001-1-C, 7.033% due 12/15/2012                407,469
                                                                       ------------
                                                                          1,390,768
===================================================================================
Auto Components -- 1.1%
     1,235,000    Allison Transmission, 11.25%
                    due 11/01/2015 (g)(i)                                 1,155,387
                  The Goodyear Tire & Rubber Co.:
       290,000        7.857% due 8/15/2011                                  295,800
       692,000        8.625% due 12/01/2011 (i)                             723,140
     1,285,000    Lear Corp., 8.75% due 12/01/2016                        1,182,200
                                                                       ------------
                                                                          3,356,527
===================================================================================
Automobiles -- 0.4%
       785,000    Ford Capital BV, 9.50% due 6/01/2010                      739,862
       700,000    Ford Motor Co., 8.90% due 1/15/2032                       546,000
                                                                       ------------
                                                                          1,285,862
===================================================================================
Beverages -- 0.5%
     1,500,000    Constellation Brands, Inc., 8.125%
                    due 1/15/2012                                         1,492,500
===================================================================================
Biotechnology -- 0.4%
     1,140,000    Angiotech Pharmaceuticals, Inc., 8.874%
                    due 12/01/2013 (d)                                    1,083,000
===================================================================================
Building Products -- 1.4%
                  Goodman Global Holding Co., Inc.:
       699,000        8.36% due 6/15/2012 (d)                               698,126
     1,350,000        7.875% due 12/15/2012                               1,383,750
       500,000    Masonite International Corp., 11%
                    due 4/06/2015                                           398,750
     1,970,000    Momentive Performance Materials, Inc., 11.50%
                    due 12/01/2016 (i)                                    1,748,375
                                                                       ------------
                                                                          4,229,001
===================================================================================
Capital Markets -- 1.0%
     1,520,000    E*Trade Financial Corp., 12.50% due 11/27/2017          1,476,571
     1,073,000    Marsico Parent Co., LLC, 10.625%
                    due 1/15/2016 (i)                                     1,073,000
       368,000    Marsico Parent Holdco., LLC, 12.50% due
                    7/15/2016 (g)(i)                                        368,000
       245,000    Marsico Parent Superholdco, LLC, 14.50%
                    due 1/15/2018 (g)(i)                                    231,011
                                                                       ------------
                                                                          3,148,582
===================================================================================
Chemicals -- 2.4%
       880,000    American Pacific Corp., 9% due 2/01/2015                  891,000
                  Hexion U.S. Finance Corp.:
       625,000        9.369% due 11/15/2014 (d)                             637,500
       525,000        9.75% due 11/15/2014                                  564,375
       820,000    Ineos Group Holdings Plc, 8.50%
                    due 2/15/2016 (i)                                       738,000
       825,000    Innophos, Inc., 8.875% due 8/15/2014                      820,875
       455,000    Key Plastics LLC, 11.75% due 3/15/2013 (i)                364,000
     1,700,000    MacDermid, Inc., 9.50% due 4/15/2017 (i)                1,542,750
       675,000    NOVA Chemicals Corp., 7.863%
                    due 11/15/2013 (d)                                      648,000
       724,000    Nalco Finance Holdings, Inc., 10.065%
                    due 2/01/2014 (a)                                       658,840
       550,000    Terra Capital, Inc. Series B, 7% due 2/01/2017            543,125
                                                                       ------------
                                                                          7,408,465
===================================================================================
Commercial Services & Supplies -- 5.5%
     1,425,000    Ashtead Capital, Inc., 9% due 8/15/2016 (i)             1,254,000
     3,000,000    Corrections Corp. of America, 7.50%
                    due 5/01/2011                                         3,037,500
       570,000    DI Finance Series B, 9.50% due 2/15/2013                  595,650
     1,385,000    PNA Intermediate Holding Corp., 11.869%
                    due 2/15/2013 (d)(g)(i)                               1,274,200
     2,465,000    Quebecor World, Inc., 9.75% due 1/15/2015 (i)           1,959,675
                  Sally Holdings LLC:
       210,000        9.25% due 11/15/2014                                  208,950
     1,109,000        10.50% due 11/15/2016                               1,103,455
       700,000    US Investigations Services, Inc., 10.50%
                    due 11/01/2015 (i)                                      651,000
     3,000,000    Waste Services, Inc., 9.50% due 4/15/2014               3,000,000
                  West Corp.:
       750,000        9.50% due 10/15/2014                                  738,750
     2,850,000        11% due 10/15/2016                                  2,850,000
                                                                       ------------
                                                                         16,673,180
===================================================================================
Communications Equipment -- 1.4%
     1,750,000    Dycom Industries, Inc., 8.125%
                    due 10/15/2015                                        1,745,625
     2,585,000    Nortel Networks Ltd., 9.493%
                    due 7/15/2011 (d)(i)                                  2,513,913
                                                                       ------------
                                                                          4,259,538
===================================================================================
Computers & Peripherals -- 0.4%
     1,250,000    Viasystems, Inc., 10.50% due 1/15/2011                  1,250,000
===================================================================================
Construction Materials -- 0.4%
       420,000    Nortek, Inc., 8.50% due 9/01/2014                         340,200
     1,000,000    Texas Industries, Inc., 7.25% due 7/15/2013               970,000
                                                                       ------------
                                                                          1,310,200
===================================================================================
Containers & Packaging -- 5.9%
                  Berry Plastics Holding Corp.:
     1,370,000        8.875% due 9/15/2014                                1,322,050
     1,915,000        9.569% due 9/15/2014 (d)                            1,838,400
     2,200,000    Graham Packing Co., Inc., 9.875%
                    due 10/15/2014                                        2,018,500
                  Graphic Packaging International Corp.:
     1,050,000        8.50% due 8/15/2011                                 1,034,250
       640,000        9.50% due 8/15/2013                                   633,600
       420,000    Impress Holdings B.V., 8.368%
                    due 9/15/2013 (d)(i)                                    407,400


     BLACKROCK CORPORATE HIGH YIELD FUND III, INC.      NOVEMBER 30, 2007     5

Schedule of Investments (continued)                            (in U.S. dollars)

          Face
        Amount    Corporate Bonds                                         Value
===================================================================================
Containers & Packaging (concluded)
                  Owens-Brockway Glass Container, Inc.:
    $2,637,000        8.875% due 2/15/2009                             $  2,646,889
     1,000,000        8.25% due 5/15/2013                                 1,035,000
     1,355,000    Packaging Dynamics Finance Corp., 10%
                    due 5/01/2016 (i)                                     1,233,050
     1,200,000    Pregis Corp., 12.375% due 10/15/2013                    1,296,000
     2,000,000    Rock-Tenn Co., 8.20% due 8/15/2011                      2,025,000
     2,375,000    Smurfit-Stone Container Enterprises, Inc., 8%
                    due 3/15/2017                                         2,280,000
                                                                       ------------
                                                                         17,770,139
===================================================================================
Diversified Consumer Services -- 0.9%
     3,000,000    Service Corp. International, 7% due 6/15/2017           2,827,500
===================================================================================
Diversified Financial Services -- 0.8%
                  Ford Motor Credit Co. LLC:
       435,000        7.993% due 1/13/2012 (d)                              379,036
       200,000        7.80% due 6/01/2012                                   178,245
                  GMAC LLC:
       600,000        7.25% due 3/02/2011                                   531,416
        50,000        8% due 11/01/2031                                      42,423
     1,325,000    Leucadia National Corp., 8.125%
                    due 9/15/2015                                         1,318,375
                                                                       ------------
                                                                          2,449,495
===================================================================================
Diversified Telecommunication Services -- 1.8%
       350,000    Qwest Communications International, Inc.,
                    7.50% due 2/15/2014                                     347,375
                  Qwest Corp.:
     1,550,000        8.944% due 6/15/2013 (d)                            1,592,625
       525,000        7.625% due 6/15/2015                                  535,500
     3,000,000    Windstream Corp., 8.125% due 8/01/2013                  3,086,250
                                                                       ------------
                                                                          5,561,750
===================================================================================
Electric Utilities -- 2.4%
     1,875,000    Edison Mission Energy, 7.50% due 6/15/2013              1,875,000
     1,650,000    Mirant North America LLC, 7.375%
                    due 12/31/2013                                        1,654,125
       420,000    NSG Holdings LLC, 7.75%
                    due 12/15/2025 (i)(m)                                   414,750
     1,200,000    Sierra Pacific Resources, 8.625%
                    due 3/15/2014                                         1,278,002
     2,006,967    Tenaska Alabama Partners LP, 7%
                    due 6/30/2021 (i)(m)                                  2,067,244
                                                                       ------------
                                                                          7,289,121
===================================================================================
Electrical Equipment -- 0.6%
       380,000    Belden, Inc., 7% due 3/15/2017                            373,350
     1,025,000    Coleman Cable, Inc., 9.875% due 10/01/2012                973,750
       551,000    UCAR Finance, Inc., 10.25% due 2/15/2012                  567,530
                                                                       ------------
                                                                          1,914,630
===================================================================================
Electronic Equipment & Instruments -- 1.2% NXP BV:
     1,315,000        7.993% due 10/15/2013 (d)                           1,242,675
       949,000        9.50% due 10/15/2015                                  863,590
     1,565,000    Sanmina-SCI Corp., 8.125% due 3/01/2016                 1,385,025
                                                                       ------------
                                                                          3,491,290
===================================================================================
Energy Equipment & Services -- 1.9%
                  Compagnie Generale de Geophysique-Veritas:
       215,000        7.50% due 5/15/2015                                   216,612
       320,000        7.75% due 5/15/2017                                   321,600
       720,000    North American Energy Partners, Inc., 8.75%
                    due 12/01/2011                                          723,600
     2,000,000    Ocean RIG ASA, 9.24% due 4/04/2011 (d)                  1,970,000
     2,690,000    SemGroup LP, 8.75% due 11/15/2015 (i)                   2,568,950
                                                                       ------------
                                                                          5,800,762
===================================================================================
Food & Staples Retailing -- 1.8%
       800,000    AmeriQual Group LLC, 9.50% due 4/01/2012 (i)              624,000
     2,000,000    National Beef Packing Co. LLC, 10.50%
                    due 8/01/2011                                         1,935,000
                  Rite Aid Corp.:
       570,000        9.375% due 12/15/2015 (i)                             493,050
     2,555,000        7.50% due 3/01/2017                                 2,299,500
                                                                       ------------
                                                                          5,351,550
===================================================================================
Food Products -- 1.0%
     3,024,000    Del Monte Corp., 8.625% due 12/15/2012                  3,054,240
===================================================================================
Gas Utilities -- 0.5%
     1,320,000    El Paso Performance-Linked Trust, 7.75%
                    due 7/15/2011 (i)                                     1,382,345
===================================================================================
Health Care Equipment & Supplies -- 1.9%
       600,000    The Cooper Cos., Inc., 7.125% due 2/15/2015               582,000
     5,300,000    ReAble Therapeutics Finance LLC, 10.875%
                    due 11/15/2014 (i)                                    5,101,250
                                                                       ------------
                                                                          5,683,250
===================================================================================
Health Care Providers & Services -- 5.3%
     1,020,000    Accellent, Inc., 10.50% due 12/01/2013                    902,700
     1,075,000    Community Health Systems, Inc. Series WI,
                    8.875% due 7/15/2015                                  1,085,750
                  Omnicare, Inc.:
       725,000        6.75% due 12/15/2013                                  667,000
       800,000        Series OCR, 3.25% due 12/15/2035 (b)                  601,000
                  Tenet Healthcare Corp.:
     4,215,000        6.50% due 6/01/2012                                 3,709,200
     2,260,000        9.875% due 7/01/2014                                2,130,050
     3,000,000    US Oncology, Inc., 9% due 8/15/2012                     2,955,000
     1,550,000    United Surgical Partners International, Inc.,
                    8.875% due 5/01/2017                                  1,511,250
                  Universal Hospital Services, Inc. (i):
       310,000        8.288% due 6/01/2015 (d)                              305,350
       330,000        8.50% due 6/01/2015 (g)                               315,823
     2,000,000    Vanguard Health Holding Co. II, LLC, 9%
                    due 10/01/2014                                        1,895,000
                                                                       ------------
                                                                         16,078,123
===================================================================================
Hotels, Restaurants & Leisure -- 7.6%
                  American Real Estate Partners LP:
       185,000        7.125% due 2/15/2013                                  172,975
     1,265,000        7.125% due 2/15/2013 (i)                            1,182,775
     1,350,000    Caesars Entertainment, Inc., 7.875%
                    due 3/15/2010                                         1,377,000
       785,000    French Lick Resorts & Casino LLC, 10.75%
                    due 4/15/2014 (i)                                       565,200
                  Galaxy Entertainment Finance Co. Ltd. (i):
       300,000        10.409% due 12/15/2010 (d)                            307,500
       550,000        9.875% due 12/15/2012                                 577,500
     2,000,000    Great Canadian Gaming Corp., 7.25%
                    due 2/15/2015 (i)                                     1,960,000


6     BLACKROCK CORPORATE HIGH YIELD FUND III, INC.      NOVEMBER 30, 2007

Schedule of Investments (continued)                            (in U.S. dollars)

          Face
        Amount    Corporate Bonds                                         Value
===================================================================================
Hotels, Restaurants & Leisure (concluded)
    $  595,000    Greektown Holdings, LLC, 10.75%
                    due 12/01/2013 (i)                                 $    580,125
     1,550,000    Inn of the Mountain Gods Resort & Casino,
                    12% due 11/15/2010                                    1,621,687
       245,000    Landry's Restaurants, Inc., 9.50%
                    due 12/15/2014                                          241,325
     1,290,000    Little Traverse Bay Bands of Odawa Indians,
                    10.25% due 2/15/2014 (i)                              1,302,900
     2,025,000    Penn National Gaming, Inc., 6.875%
                    due 12/01/2011                                        2,019,938
     1,340,000    Pinnacle Entertainment, Inc., 7.50%
                    due 6/15/2015 (i)                                     1,239,500
       975,000    San Pasqual Casino, 8% due 9/15/2013 (i)                  960,375
       910,000    Shingle Springs Tribal Gaming Authority, 9.375%
                    due 6/15/2015 (i)                                       891,800
                  Station Casinos, Inc.:
     1,225,000        6.50% due 2/01/2014                                   992,250
     1,625,000        7.75% due 8/15/2016                                 1,527,500
       410,000        6.625% due 3/15/2018                                  310,575
       370,000    Travelport LLC, 9.749% due 9/01/2014 (d)                  362,600
     2,060,000    Tropicana Entertainment LLC Series WI, 9.625%
                    due 12/15/2014                                        1,431,700
     1,800,000    Universal City Florida Holding Co. I, 9.661%
                    due 5/01/2010 (d)                                     1,818,000
       400,000    Virgin River Casino Corp., 9% due 1/15/2012               348,000
     1,200,000    Wynn Las Vegas LLC, 6.625% due 12/01/2014               1,164,000
                                                                       ------------
                                                                         22,955,225
===================================================================================
Household Durables -- 1.3%
     1,575,000    American Greetings Corp., 7.375%
                    due 6/01/2016                                         1,512,000
     1,015,000    Jarden Corp., 7.50% due 5/01/2017                         913,500
     1,600,000    Standard-Pacific Corp., 9.25% due 4/15/2012               560,000
       895,000    The Yankee Candle Company, Inc., 9.75%
                    due 2/15/2017                                           825,638
                                                                       ------------
                                                                          3,811,138
===================================================================================
Household Products -- 0.2%
       700,000    Church & Dwight Co., Inc., 6% due 12/15/2012              682,500
===================================================================================
IT Services -- 2.0%
     1,720,000    First Data Corp., 9.875% due 9/24/2015 (i)              1,599,600
                  SunGard Data Systems, Inc.:
     2,180,000        9.125% due 8/15/2013                                2,218,150
     2,105,000        10.25% due 8/15/2015                                2,168,150
                                                                       ------------
                                                                          5,985,900
===================================================================================
Independent Power Producers & Energy Traders -- 3.7%
     1,309,000    The AES Corp., 8.75% due 5/15/2013 (i)                  1,361,360
     3,000,000    Energy Future Holding Corp., 11.25% due
                    11/01/2017 (g)(i)                                     2,902,070
                  NRG Energy, Inc.:
     1,625,000        7.25% due 2/01/2014                                 1,588,437
     1,475,000        7.375% due 2/01/2016                                1,445,500
                  Texas Competitive Electric Holdings Co. LLC (i):
     3,200,000        10.25% due 11/01/2015                               3,080,000
       960,000        10.50% due 11/01/2016 (g)                             904,800
                                                                       ------------
                                                                         11,282,167
===================================================================================
Insurance -- 0.7%
     1,700,000    Alliant Holdings I, Inc., 11% due 5/01/2015 (i)         1,615,000
       680,000    USI Holdings Corp., 8.744%
                    due 11/15/2014 (d)(i)                                   608,600
                                                                       ------------
                                                                          2,223,600
===================================================================================
Leisure Equipment & Products -- 0.5%
     1,750,000    Quiksilver, Inc., 6.875% due 4/15/2015                  1,553,125
===================================================================================
Machinery -- 1.9%
     1,280,000    AGY Holding Corp., 11% due 11/15/2014 (i)               1,235,200
       555,000    Accuride Corp., 8.50% due 2/01/2015                       477,300
                  RBS Global, Inc.:
       470,000        9.50% due 8/01/2014                                   465,300
       755,000        11.75% due 8/01/2016                                  755,000
       560,000        8.875% due 9/01/2016                                  543,200
     2,230,000    Terex Corp., 8% due 11/15/2017                          2,241,150
                                                                       ------------
                                                                          5,717,150
===================================================================================
Marine -- 1.3%
     1,472,000    Navios Maritime Holdings, Inc., 9.50%
                    due 12/15/2014                                        1,512,480
     2,325,000    Teekay Shipping Corp., 8.875% due 7/15/2011             2,447,063
                                                                       ------------
                                                                          3,959,543
===================================================================================
Media -- 18.6%
     1,340,000    Affinion Group, Inc., 11.50% due 10/15/2015             1,336,650
     1,850,000    Allbritton Communications Co., 7.75%
                    due 12/15/2012                                        1,831,500
       225,000    American Media Operations, Inc. Series B,
                    10.25% due 5/01/2009                                    200,250
     1,125,000    Barrington Broadcasting Group LLC, 10.50%
                    due 8/15/2014                                         1,141,875
       510,000    Bonten Media Acquisition Co., 9%
                    due 6/01/2015 (g)(i)                                    428,150
     2,000,000    CMP Susquehanna Corp., 9.875%
                    due 5/15/2014                                         1,680,000
     2,275,000    CSC Holdings, Inc. Series B, 7.625%
                    due 4/01/2011                                         2,229,500
                  Cablevision Systems Corp., Series B:
       520,000        9.644% due 4/01/2009 (d)                              527,800
       475,000        8% due 4/15/2012                                      452,437
     1,600,000    Cadmus Communications Corp., 8.375%
                    due 6/15/2014                                         1,456,000
     4,985,000    Charter Communications Holdings I, LLC, 11%
                    due 10/01/2015                                        4,333,588
     2,920,000    Charter Communications Holdings II, LLC,
                    10.25% due 9/15/2010                                  2,883,500
     1,367,000    Dex Media West LLC, 9.875% due 8/15/2013                1,419,971
     1,975,000    Echostar DBS Corp., 7.125% due 2/01/2016                2,056,469
                  Harland Clarke Holdings Corp.:
       420,000        9.50% due 5/15/2015                                   361,200
       350,000        9.619% due 5/15/2015 (d)                              294,000
     2,010,000    Idearc, Inc., 8% due 11/15/2016                         1,879,350
                  Intelsat Bermuda Ltd.:
       240,000        11.409% due 6/15/2013 (d)                             246,300
       680,000        8.886% due 1/15/2015 (d)                              680,850
       700,000        11.25% due 6/15/2016                                  724,500
     1,125,000    Intelsat Corp., 9% due 6/15/2016                        1,141,875
     2,150,000    Intelsat Subsidiary Holding Co. Ltd., 8.625%
                    due 1/15/2015                                         2,166,125
     1,113,000    Liberty Media Corp., 0.75% due 3/30/2023 (b)            1,181,171
     2,425,000    Mediacom LLC, 9.50% due 1/15/2013                       2,255,250
       280,000    Network Communications, Inc., 10.75%
                    due 12/01/2013                                          280,000
     3,000,000    Nielsen Finance LLC, 10% due 8/01/2014                  3,052,500
     2,193,000    PanAmSat Corp., 9% due 8/15/2014                        2,225,895
     2,975,000    Paxson Communications Corp., 8.493%
                    due 1/15/2012 (d)(i)                                  2,922,938
       808,850    ProtoStar I Ltd., 12.50% due 10/15/2012 (b)(d)(i)         849,293


     BLACKROCK CORPORATE HIGH YIELD FUND III, INC.      NOVEMBER 30, 2007     7

Schedule of Investments (continued)                            (in U.S. dollars)

          Face
        Amount    Corporate Bonds                                         Value
===================================================================================
Media (concluded)
    $  950,000    Quebecor Media, Inc., 7.75% due 3/15/2016            $    885,875
                  R.H. Donnelley Corp.:
       800,000        8.875% due 10/15/2017 (i)                             754,000
     1,400,000        Series A-2, 6.875% due 1/15/2013                    1,277,500
       735,000        Series A-3, 8.875% due 1/15/2016                      694,575
     1,232,000    Rainbow National Services LLC, 10.375%
                    due 9/01/2014 (i)                                     1,330,560
     2,475,000    Salem Communications Corp., 7.75%
                    due 12/15/2010                                        2,462,625
       696,000    Sinclair Broadcast Group, Inc., 8%
                    due 3/15/2012                                           709,920
       500,000    Sirius Satellite Radio, Inc., 9.625%
                    due 8/01/2013                                           483,750
     3,970,000    TL Acquisitions, Inc., 10.50% due 1/15/2015 (i)         3,870,750
       800,000    Windstream Regatta Holdings, Inc., 11%
                    due 12/01/2017 (i)                                      808,000
     1,125,000    Young Broadcasting, Inc., 10% due 3/01/2011               900,000
                                                                       ------------
                                                                         56,416,492
===================================================================================
Metals & Mining -- 4.8%
     2,300,000    Aleris International, Inc., 9% due 12/15/2014 (g)       1,881,290
       200,000    Blaze Recycling & Metals LLC, 10.875%
                    due 7/15/2012 (i)                                       183,000
                  FMG Finance Pty Ltd. (i):
       535,000        10% due 9/01/2013                                     588,500
       770,000        10.625% due 9/01/2016                                 885,500
     1,975,000    Foundation PA Coal Co., 7.25% due 8/01/2014             1,900,937
                  Freeport-McMoRan Copper & Gold, Inc.:
     1,150,000        8.394% due 4/01/2015 (d)                            1,170,125
     3,465,000        8.375% due 4/01/2017                                3,742,200
     1,018,000    Indalex Holding Corp. Series B, 11.50%
                    due 2/01/2014                                           928,925
     1,975,000    Novelis, Inc., 7.25% due 2/15/2015                      1,841,688
                  Ryerson, Inc. (i):
       400,000        12.574% due 11/01/2014 (d)                            385,000
       670,000        12% due 11/01/2015                                    657,438
       520,000    Steel Dynamics, Inc., 7.375%
                    due 11/01/2012 (i)                                      516,100
                                                                       ------------
                                                                         14,680,703
===================================================================================
Multi-Utilities -- 0.7%
     1,327,000    CenterPoint Energy, Inc. Series B, 3.75%
                    due 5/15/2023 (b)                                     2,118,224
===================================================================================
Multiline Retail -- 0.3%
       875,000    Neiman Marcus Group, Inc., 9%
                    due 10/15/2015 (g)                                      897,327
===================================================================================
Oil, Gas & Consumable Fuels -- 5.0%
       510,000    Berry Petroleum Co., 8.25% due 11/01/2016                 516,375
     1,550,000    Chaparral Energy, Inc., 8.50% due 12/01/2015            1,371,750
     1,710,000    Compton Petroleum Finance Corp., 7.625%
                    due 12/01/2013                                        1,598,850
       695,000    Copano Energy LLC, 8.125% due 3/01/2016                   695,000
     2,494,504    Corral Finans AB, 6.743% due 4/15/2010 (g)(i)           2,496,578
     2,800,000    EXCO Resources, Inc., 7.25% due 1/15/2011               2,723,000
     2,000,000    Encore Acquisition Co., 6.25% due 4/15/2014             1,850,000
     1,220,000    Forest Oil Corp., 7.25% due 6/15/2019 (i)               1,207,800
       380,000    KCS Energy, Inc., 7.125% due 4/01/2012                    365,750
     1,725,000    OPTI Canada, Inc., 8.25% due 12/15/2014 (i)             1,699,125
       780,000    Sabine Pass LNG LP, 7.50% due 11/30/2016                  737,100
                                                                       ------------
                                                                         15,261,328
===================================================================================
Paper & Forest Products -- 4.3%
                  Abitibi-Consolidated, Inc.:
     2,000,000        9.194% due 6/15/2011 (d)                            1,582,500
       515,000        6% due 6/20/2013                                      352,775
       195,000        8.85% due 8/01/2030                                   138,450
     1,000,000    Ainsworth Lumber Co. Ltd., 8.948%
                    due 10/01/2010 (d)                                      700,000
       840,000    Bowater Canada Finance Corp., 7.95%
                    due 11/15/2011                                          657,300
     2,825,000    Bowater, Inc., 8.694% due 3/15/2010 (d)                 2,486,000
     2,750,000    Domtar Corp., 7.125% due 8/15/2015                      2,653,750
                  NewPage Corp.:
     1,450,000        11.161% due 5/01/2012 (d)                           1,522,500
     1,180,000        12% due 5/01/2013                                   1,233,100
       885,000    Norske Skog Canada Ltd. Series D, 8.625%
                    due 6/15/2011                                           734,550
     1,035,000    Verso Paper Holdings LLC Series B, 9.125%
                    due 8/01/2014                                         1,028,531
                                                                       ------------
                                                                         13,089,456
===================================================================================
Personal Products -- 0.5%
     1,400,000    Chattem, Inc., 7% due 3/01/2014                         1,358,000
===================================================================================
Pharmaceuticals -- 0.9%
     2,000,000    Elan Finance Plc, 8.869% due 11/15/2011 (d)             1,960,000
       930,000    PTS Acquisition Corp., 9.50%
                    due 4/15/2015 (g)(i)                                    846,300
                                                                       ------------
                                                                          2,806,300
===================================================================================
Real Estate Investment Trusts (REITs) -- 0.4%
     1,175,000    FelCor Lodging LP, 8.50% due 6/01/2011                  1,236,687
===================================================================================
Real Estate Management & Development -- 2.2%
     3,025,000    Forest City Enterprises, Inc., 7.625%
                    due 6/01/2015                                         2,941,812
                  Realogy Corp. (i):
     1,510,000        10.50% due 4/15/2014                                1,136,275
     2,390,000        11% due 4/15/2014 (g)                               1,667,025
     1,610,000        12.375% due 4/15/2015                               1,054,550
                                                                       ------------
                                                                          6,799,662
===================================================================================
Road & Rail -- 1.4%
                  Avis Budget Car Rental LLC:
     2,800,000        7.369% due 5/15/2014 (d)                            2,590,000
       600,000        7.625% due 5/15/2014                                  576,000
       241,000    Britannia Bulk Plc, 11% due 12/01/2011                    249,736
     1,400,000    St. Acquisition Corp., 12.50% due 5/15/2017 (i)           742,000
                                                                       ------------
                                                                          4,157,736
===================================================================================
Semiconductors & Semiconductor Equipment -- 1.8%
                  Amkor Technology, Inc.:
       280,000        7.75% due 5/15/2013                                   263,200
     1,530,000        9.25% due 6/01/2016                                 1,533,825
     3,020,000    Freescale Semiconductor, Inc., 9.125%
                    due 12/15/2014 (g)                                    2,634,950
     1,215,000    Spansion, Inc., 8.249% due 6/01/2013 (d)(i)             1,105,650
                                                                       ------------
                                                                          5,537,625
===================================================================================
Software -- 0.2%
       637,406    BMS Holdings, Inc., 12.40%
                    due 2/15/2012 (d)(g)(i)                                 591,742
===================================================================================
Specialty Retail -- 4.3%
       350,000    Asbury Automotive Group, Inc., 7.625%
                    due 3/15/2017                                           316,750


8     BLACKROCK CORPORATE HIGH YIELD FUND III, INC.      NOVEMBER 30, 2007

Schedule of Investments (continued)                            (in U.S. dollars)

          Face
        Amount    Corporate Bonds                                         Value
===================================================================================
Specialty Retail -- (concluded)
                  AutoNation, Inc.:
    $2,875,000        7.243% due 4/15/2013 (d)                         $  2,702,500
       775,000        7% due 4/15/2014                                      732,375
       310,000    Beverages & More, Inc., 9.25%
                    due 3/01/2012 (i)                                       313,875
       865,000    Buffets, Inc., 12.50% due 11/01/2014                      413,037
                  General Nutrition Centers, Inc.:
     1,760,000        10.009% due 3/15/2014 (g)                           1,672,000
     1,420,000        10.75% due 3/15/2015                                1,370,300
       900,000    Group 1 Automotive, Inc., 2.25%
                    due 6/15/2036 (b)(k)                                    634,500
                  Michaels Stores, Inc.:
     1,700,000        10% due 11/01/2014                                  1,674,500
     2,110,000        11.375% due 11/01/2016                              2,009,775
     1,110,000    United Auto Group, Inc., 7.75%
                    due 12/15/2016                                        1,054,500
                                                                       ------------
                                                                         12,894,112
===================================================================================
Textiles, Apparel & Luxury Goods -- 0.6%
     2,000,000    Levi Strauss & Co., 8.875% due 4/01/2016                1,950,000
===================================================================================
Wireless Telecommunication Services -- 6.3%
     1,650,000    Centennial Cellular Operating Co. LLC, 10.125%
                    due 6/15/2013                                         1,724,250
     1,370,000    Centennial Communications Corp., 10.981%
                    due 1/01/2013 (d)                                     1,400,825
                  Cricket Communications, Inc.:
       670,000        9.375% due 11/01/2014                                 623,100
     1,610,000        9.375% due 11/01/2014 (i)                           1,497,300
                  Digicel Group Ltd. (i):
       850,000        8.875% due 1/15/2015                                  760,750
     2,283,000        9.125% due 1/15/2015 (g)                            2,043,285
     1,200,000    Dobson Communications Corp., 9.493%
                    due 10/15/2012 (d)                                    1,224,000
       620,000    iPCS, Inc., 7.036% due 5/01/2013 (d)                      576,600
     3,680,000    MetroPCS Wireless, Inc., 9.25%
                    due 11/01/2014                                        3,486,800
     2,400,000    Nordic Telephone Co. Holdings ApS, 8.875%
                    due 5/01/2016 (i)                                     2,436,000
                  Orascom Telecom Finance SCA:
       210,000        7.875% due 2/08/2014                                  193,200
       380,000        7.875% due 2/08/2014 (i)                              349,600
     2,600,000    Rural Cellular Corp., 8.25% due 3/15/2012               2,697,500
                                                                       ------------
                                                                         19,013,210
-----------------------------------------------------------------------------------
                  Total Corporate Bonds
                  (Cost -- $373,090,097) -- 117.6%                      356,602,152
===================================================================================

===================================================================================
                  Floating Rate Loan Interests (l)
===================================================================================
Chemicals -- 0.4%
     2,830,000    Wellman, Inc. Second Lien Term Loan, 11.661%
                    due 2/10/2010                                         1,238,125
===================================================================================
Containers & Packaging -- 0.3%
       869,116    Berry Plastics Corp. Term Loan B, 12.244%
                    due 6/15/2014                                           738,749
===================================================================================
Health Care Providers & Services -- 0.5%
     1,539,215    Rotech Healthcare, Inc. Term Loan B, 10.832%
                    due 9/26/2011                                         1,446,862
===================================================================================
Hotels, Restaurants & Leisure -- 0.8%
     2,550,012    Travelport, Inc. Term Loan, 12.198%
                    due 3/22/2012                                         2,380,011
===================================================================================
Household Products -- 0.2%
                  Spectrum Brands, Inc.:
        24,970        Letter of Credit, 4.566% due 4/15/2013                 24,083
       498,274        Term Loan B-1, 8.665% - 9.249%
                        due 4/15/2013                                       480,585
                                                                       ------------
                                                                            504,668
===================================================================================
Independent Power Producers & Energy Traders -- 1.3%
                  TXU Corp.:
     3,500,000        Term Loan 3, 8.622% due 10/10/2014                  3,439,545
       500,000        Term Loan B 2, 8.396% due 10/14/2029                  490,625
                                                                       ------------
                                                                          3,930,170
===================================================================================
Machinery -- 0.1%
       372,697    Rexnord Corp. Payment In Kind Term Loan,
                    12.58% due 3/02/2013                                    327,973
===================================================================================
Media -- 1.4%
       400,000    Affinion Group, Inc. Term Loan, 11.678%
                    due 3/01/2012                                           380,000
     2,700,000    Catalina Marketing Group Term Loan, 8.981%
                    due 10/09/2017                                        2,524,500
     1,500,000    New Vision First Lien Term Loan, 11.63%
                    due 10/26/2014                                        1,455,000
                                                                       ------------
                                                                          4,359,500
===================================================================================
Oil, Gas & Consumable Fuels -- 0.3%
     1,000,000    SandRidge Energy, Inc. Term Loan, 8.625%
                    due 3/01/2015                                           997,500
===================================================================================
Paper & Forest Products -- 0.6%
     1,960,000    Verso Paper Holdings LLC Term Loan B,
                    11.161% due 2/01/2013                                 1,869,350
===================================================================================
Specialty Retail -- 0.2%
       797,985    Michaels Stores, Inc. Term Loan B,
                    6.938% - 7.625% due 10/31/2013                          731,063
-----------------------------------------------------------------------------------
                  Total Floating Rate Loan Interests
                  (Cost -- $20,652,393) -- 6.1%                          18,523,971
===================================================================================

===================================================================================
        Shares
          Held    Common Stocks
===================================================================================
Communications Equipment -- 0.9%
        82,907    Loral Space & Communications Ltd. (c)                   2,838,736
===================================================================================
Electrical Equipment -- 0.3%
        70,784    Medis Technologies Ltd. (c)                               903,912
===================================================================================
Paper & Forest Products -- 0.1%
       203,785    Western Forest Products, Inc. (c)                         285,313
===================================================================================
Semiconductors & Semiconductor Equipment -- 1.1%
        98,040    Cypress Semiconductor Corp. (c)                         3,256,889
-----------------------------------------------------------------------------------
                  Total Common Stocks
                  (Cost -- $8,251,141) -- 2.4%                            7,284,850
===================================================================================

===================================================================================
                  Preferred Stocks
===================================================================================
Capital Markets -- 0.0%
            72    Marsico Parent Superholdco, LLC (i)                        67,886
===================================================================================
Oil, Gas & Consumable Fuels -- 0.8%
            43    EXCO Resources, Inc., 7% (b)                              473,000


     BLACKROCK CORPORATE HIGH YIELD FUND III, INC.      NOVEMBER 30, 2007     9

Schedule of Investments (concluded)                            (in U.S. dollars)

        Shares
          Held    Preferred Stocks                                        Value
===================================================================================
Oil, Gas & Consumable Fuels (concluded)
           175    EXCO Resources, Inc., 11%                            $  1,925,000
                                                                       ------------
                                                                          2,398,000
-----------------------------------------------------------------------------------
                  Total Preferred Stocks
                  (Cost -- $2,247,885) -- 0.8%                            2,465,886
===================================================================================

===================================================================================
                  Warrants (h)
===================================================================================
Health Care Providers & Services -- 0.0%
        32,042    HealthSouth Corp. (expires 1/16/2014)                      25,634
===================================================================================
Paper & Forest Products -- 0.0%
           700    MDP Acquisitions Plc (expires 10/01/2013)                  90,699
===================================================================================
Wireless Telecommunication Services -- 0.2%
           825    American Tower Corp. (expires 8/01/2008)                  526,350
-----------------------------------------------------------------------------------
                  Total Warrants
                  (Cost -- $53,675) -- 0.2%                                 642,683
===================================================================================

===================================================================================
                  Rights
===================================================================================
Electrical Equipment -- 0.0%
         7,078    Medis Technologies Ltd. (n)                                     0
-----------------------------------------------------------------------------------
                  Total Rights -- (Cost -- $0) -- 0.0%                            0
===================================================================================

===================================================================================
    Beneficial
      Interest    Other Interests (e)                                     Value
===================================================================================
Media -- 0.0%
     $ 750,000    Adelphia Escrow                                      $         75
       940,601    Adelphia Recovery Trust                                        94
-----------------------------------------------------------------------------------
                  Total Other Interests (Cost -- $3,075) -- 0.0%                169
===================================================================================

===================================================================================
                  Short-Term Securities
===================================================================================
     3,743,377    BlackRock Liquidity Series, LLC
                    Cash Sweep Series, 4.75% (f)(j)                       3,743,377
-----------------------------------------------------------------------------------
                  Total Short-Term Securities
                  (Cost -- $3,743,377) -- 1.3%                            3,743,377
===================================================================================

===================================================================================
     Number of
     Contracts    Options Purchased
===================================================================================
Call Options Purchased -- 0.0%
            19    Marsico Parent Superholdco, LLC,
                    expiring December 2019 at $1,000 (i)                     18,578
-----------------------------------------------------------------------------------
                  Total Options Purchased
                  (Premiums Paid -- $18,578) -- 0.0%                         18,578
===================================================================================
Total Investments (Cost -- $408,060,221*) -- 128.4%                     389,281,666

Liabilities in Excess of Other Assets -- (28.4%)                        (86,033,390)
                                                                       ------------
Net Assets -- 100.0%                                                   $303,248,276
                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 408,463,677
                                                                  =============
      Gross unrealized appreciation ..........................    $   5,883,266
      Gross unrealized depreciation ..........................      (25,065,277)
                                                                  -------------
      Net unrealized depreciation ............................    $ (19,182,011)
                                                                  =============
(a) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.
(b)   Convertible security.
(c)   Non-income producing security.
(d)   Floating rate security.
(e) "Other interests" represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(f)   Represents the current yield as of November 30, 2007.
(g) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(h) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(i) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                                         Net            Interest
      Affiliate                                       Activity           Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series LLC,
        Cash Sweep Series                            $2,173,671         $107,827
      --------------------------------------------------------------------------
(k)   Represents a step bond.
(l) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.
(m)   Subject to principal paydowns.
(n)   The rights may be exercised until January 7, 2008.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Swaps outstanding as of November 30, 2007 were as follows:

      ------------------------------------------------------------------------------------
                                                            Notional           Unrealized
                                                             Amount           Depreciation
      ------------------------------------------------------------------------------------
      Sold credit default protection on Ford Motor
        Company and receive 3.80%

      Broker, JPMorgan Chase
        Expires March 2010                                $3,000,000            $(111,486)

      Sold credit default protection on Ford Motor
        Company and receive 3.80%

      Broker, UBS Warburg
        Expires March 2010                                $1,000,000              (37,162)

      Sold credit default protection on Ford Motor
        Company and receive 5.00%

      Broker, Goldman Sachs & Co.
        Expires June 2010                                 $4,000,000              (68,517)
      ------------------------------------------------------------------------------------
        Total                                                                   $(217,165)
                                                                                ==========

      See Notes to Financial Statements.


10     BLACKROCK CORPORATE HIGH YIELD FUND III, INC.      NOVEMBER 30, 2007

Statement of Assets and Liabilities

As of November 30, 2007 (Unaudited)
===============================================================================
Assets
-------------------------------------------------------------------------------
Investments in unaffiliated securities, at value
  (identified cost -- $404,298,266) ..........................    $ 385,519,711
Investments in affiliated securities, at value
  (identified cost -- $3,743,377) ............................        3,743,377
Options purchased, at value (premiums paid -- $18,578) .......           18,578
Cash .........................................................          100,000
Receivables:
  Interest ...................................................        8,407,687
  Securities sold ............................................        3,872,300
  Swaps ......................................................           72,359
  Dividends ..................................................           13,331
Prepaid expenses and other assets ............................           65,163
                                                                  -------------
Total assets .................................................      401,812,506
                                                                  -------------
===============================================================================
Liabilities
-------------------------------------------------------------------------------
Loans ........................................................       93,700,000
Unrealized depreciation on swaps .............................          217,165
Payables:
  Securities purchased .......................................        4,123,674
  Investment adviser .........................................          206,419
  Dividends to shareholders ..................................          119,069
  Interest on loans ..........................................          107,918
  Other affiliates ...........................................            2,257
Accrued expenses and other liabilities .......................           87,728
                                                                  -------------
Total liabilities ............................................       98,564,230
                                                                  -------------
===============================================================================
Net Assets
-------------------------------------------------------------------------------
Net Assets ...................................................    $ 303,248,276
                                                                  =============
===============================================================================
Capital
-------------------------------------------------------------------------------
Common Stock, $.10 par value, 200,000,000 shares authorized ..    $   3,731,650
Paid-in capital in excess of par .............................      540,794,598
Undistributed investment income -- net .......................        4,991,406
Accumulated realized capital losses -- net ...................     (227,273,658)
Unrealized depreciation -- net ...............................      (18,995,720)
                                                                  -------------
Total -- Equivalent to $8.13 per share based on 37,316,497
  shares of capital stock outstanding (market price -- $7.19)     $ 303,248,276
                                                                  =============
See Notes to Financial Statements.


Statement of Operations

For the Six Months Ended November 30, 2007 (Unaudited)
===============================================================================
Investment Income
-------------------------------------------------------------------------------
Interest (including $107,827 from affiliates) ................    $  17,859,296
Dividends ....................................................          228,739
Other ........................................................           23,101
                                                                  -------------
Total income .................................................       18,111,136
                                                                  -------------
===============================================================================
Expenses
-------------------------------------------------------------------------------
Loan interest expense ........................................        2,794,745
Investment advisory fees .....................................        1,250,889
Borrowing costs ..............................................           87,219
Accounting services ..........................................           48,520
Professional fees ............................................           37,663
Printing and shareholder reports .............................           22,628
Pricing services .............................................           19,101
Transfer agent fees ..........................................           14,175
Custodian fees ...............................................           11,297
Directors' fees and expenses .................................           10,033
Listing fees .................................................            6,714
Other ........................................................           14,130
                                                                  -------------
Total expenses ...............................................        4,317,114
                                                                  -------------
Investment income -- net .....................................       13,794,022
                                                                  -------------
===============================================================================
Realized & Unrealized Gain (Loss) -- Net
-------------------------------------------------------------------------------
Realized gain (loss) on:
  Investments -- net .........................................         (957,235)
  Swaps -- net ...............................................          196,044
                                                                  -------------
Total realized loss -- net ...................................         (761,191)
                                                                  -------------
Change in unrealized appreciation/depreciation on:
  Investments -- net .........................................      (31,387,902)
  Swaps -- net ...............................................         (442,187)
                                                                  -------------
Total change in unrealized appreciation/depreciation -- net ..      (31,830,089)
                                                                  -------------
Total realized and unrealized loss -- net ....................      (32,591,280)
                                                                  -------------
Net Decrease in Net Assets Resulting from Operations .........    $ (18,797,258)
                                                                  =============

See Notes to Financial Statements.


     BLACKROCK CORPORATE HIGH YIELD FUND III, INC.      NOVEMBER 30, 2007     11

Statements of Changes in Net Assets

                                                                     For the Six
                                                                    Months Ended       For the
                                                                    November 30,      Year Ended
                                                                        2007           May 31,
Increase (Decrease) in Net Assets:                                   (Unaudited)         2007
==================================================================================================
Operations
--------------------------------------------------------------------------------------------------
Investment income -- net ......................................    $  13,794,022     $  26,588,403
Realized gain (loss) -- net ...................................         (761,191)        4,716,076
Change in unrealized appreciation/depreciation -- net .........      (31,830,089)       13,552,867
                                                                   -------------------------------
Net increase (decrease) in net assets resulting from operations      (18,797,258)       44,857,346
                                                                   -------------------------------
==================================================================================================
Dividends to Shareholders
--------------------------------------------------------------------------------------------------
Dividends to shareholders from investment income -- net .......      (13,433,939)      (25,076,686)
                                                                   -------------------------------
==================================================================================================
Net Assets
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets .......................      (32,231,197)       19,780,660
Beginning of period ...........................................      335,479,473       315,698,813
                                                                   -------------------------------
End of period* ................................................    $ 303,248,276     $ 335,479,473
                                                                   ===============================
    * Undistributed investment income -- net ..................    $   4,991,406     $   4,631,323
                                                                   ===============================

      See Notes to Financial Statements.


Statement of Cash Flows

For the Six Months Ended November 30, 2007 (Unaudited)
==================================================================================================
Cash Provided by Operating Activities
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations ............................    $ (18,797,258)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
    Decrease in receivables .....................................................        1,063,879
    Decrease in other liabilities ...............................................         (116,654)
    Realized and unrealized loss -- net .........................................       32,999,747
    Amortization of premium and discount ........................................          (31,303)
Proceeds from sales and paydowns of long-term securities ........................      110,193,868
Purchases of long-term securities ...............................................      (74,387,643)
Net purchases of short-term securities ..........................................       (2,171,886)
                                                                                     -------------
Cash provided by operating activities ...........................................       48,752,750
                                                                                     -------------
==================================================================================================
Cash Used for Financing Activities
--------------------------------------------------------------------------------------------------
Cash receipts from borrowings ...................................................       33,000,000
Cash payments on borrowings .....................................................      (69,000,000)
Dividends paid to shareholders ..................................................      (13,440,929)
                                                                                     -------------
Cash used for financing activities ..............................................      (49,440,929)
                                                                                     -------------
==================================================================================================
Cash
--------------------------------------------------------------------------------------------------
Net decrease in cash ............................................................         (688,179)
Cash at beginning of period .....................................................          788,179
                                                                                     -------------
Cash at end of period ...........................................................    $     100,000
                                                                                     =============
==================================================================================================
Cash Flow Information
--------------------------------------------------------------------------------------------------
Cash paid for interest ..........................................................    $   2,825,819
                                                                                     =============

See Notes to Financial Statements.


12     BLACKROCK CORPORATE HIGH YIELD FUND III, INC.      NOVEMBER 30, 2007

Financial Highlights

                                                  For the Six
                                                  Months Ended                            For the Year Ended
The following per share data and ratios           November 30,                                  May 31,
have been derived from information                    2007         ----------------------------------------------------------------
provided in the financial statements.             (Unaudited)        2007          2006          2005          2004          2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........    $   8.99       $   8.46      $   8.46      $   8.43      $   7.86      $   7.68
                                                    -------------------------------------------------------------------------------
Investment income -- net** .....................         .37            .71           .72           .85           .88           .92
Realized and unrealized gain (loss) -- net .....        (.87)           .49           .02           .07           .58           .17
                                                    -------------------------------------------------------------------------------
Total from investment operations ...............        (.50)          1.20           .74           .92          1.46          1.09
                                                    -------------------------------------------------------------------------------
Less dividends from investment income -- net ...        (.36)          (.67)         (.74)         (.89)         (.89)         (.91)
                                                    -------------------------------------------------------------------------------
Recovery of previously expensed offering costs
  resulting from issuance of Common Stock ......          --             --            --            --            --+           --
                                                    -------------------------------------------------------------------------------
Net asset value, end of period .................    $   8.13       $   8.99      $   8.46      $   8.46      $   8.43      $   7.86
                                                    ===============================================================================
Market price per share, end of period ..........    $   7.19       $   8.53      $   7.36      $   8.38      $   7.97      $   8.36
                                                    ===============================================================================
===================================================================================================================================
Total Investment Return***
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .............       (5.17%)@       15.51%         9.78%        11.24%        19.33%        16.46%
                                                    ===============================================================================
Based on market price per share ................      (11.61%)@       25.98%        (3.59%)       16.55%         6.07%        15.73%
                                                    ===============================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses, excluding interest expense ...........         .95%*         1.04%         1.00%          .99%         1.01%         1.04%
                                                    ===============================================================================
Expenses .......................................        2.70%*         3.38%         2.49%         1.81%         1.51%         1.59%
                                                    ===============================================================================
Investment income -- net .......................        8.63%*         8.25%         8.45%         9.71%        10.48%        13.35%
                                                    ===============================================================================
===================================================================================================================================
Leverage
-----------------------------------------------------------------------------------------------------------------------------------
Amount of borrowings outstanding, end of period
  (in thousands) ...............................    $ 93,700       $129,700      $141,000      $107,800      $109,600      $ 98,800
                                                    ===============================================================================
Average amount of borrowings outstanding during
  the period (in thousands) ....................    $ 97,051       $134,704      $109,144      $112,501      $112,297      $ 75,558
                                                    ===============================================================================
Average amount of borrowings outstanding per
  share during the period** ....................    $   2.60       $   3.61      $   2.93      $   3.02      $   3.03      $   2.07
                                                    ===============================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) .......    $303,248       $335,479      $315,699      $315,626      $313,583      $289,820
                                                    ===============================================================================
Portfolio turnover .............................          18%            62%           56%           55%           83%           77%
                                                    ===============================================================================

*     Annualized.
**    Based on average shares outstanding.
*** Total investment returns based on market value, which can be significantly greater or lesser than net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
+     Amount is less than $.01 per share.
@     Aggregate total investment return.

      See Notes to Financial Statements.


     BLACKROCK CORPORATE HIGH YIELD FUND III, INC.      NOVEMBER 30, 2007     13

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Corporate High Yield Fund III, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund's Common Stock shares are listed on the New York Stock Exchange ("NYSE") under the symbol CYE. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Debt securities are traded primarily in the over-the-counter ("OTC") markets and are valued at the last available bid price in the OTC market or on the basis of values obtained by a pricing service. Floating rate loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained by a pricing service. Pricing services use valuation matrixes that incorporate both dealer-supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general direction of the Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost. Repurchase agreements are valued at cost plus accrued interest. Investments in open-end investment companies are valued at their net asset value each business day. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

Equity securities held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the OTC markets, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC markets are valued at the last available asked price. Portfolio securities that are traded both in the OTC markets and on a stock exchange are valued according to the broadest and most representative market.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Fund's Board of Directors or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security, or index, or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

o Options -- The Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.


14     BLACKROCK CORPORATE HIGH YIELD FUND III, INC.      NOVEMBER 30, 2007

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Swaps -- The Fund may enter into swap agreements, which are OTC contracts in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies to U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Fund invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

(f) Dividends and distributions -- Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(g) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(h) Recent accounting pronouncements -- Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's tax returns remains open for the years ended May 31, 2004 through May 31, 2007.


     BLACKROCK CORPORATE HIGH YIELD FUND III, INC.      NOVEMBER 30, 2007     15

Notes to Financial Statements (concluded)

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with the Manager. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of .60% of the Fund's average daily net assets plus the proceeds of any outstanding principal borrowed. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Financial Management, Inc., an affiliate of the Manager, under which the Manager pays the sub-adviser for services it provides a monthly fee at an annual rate equal to a percentage of the management fee paid by the Fund to the Manager.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Fund has retained BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates.

For the six months ended November 30, 2007, the Fund reimbursed the Manager $2,876 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales (including paydowns) of investments, excluding short-term securities, for the six months ended November 30, 2007 were $73,213,875 and $110,552,300, respectively.

4. Capital Share Transactions:

The Fund is authorized to issue 200,000,000 shares of capital stock, par value $.10, all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to reclassify any unissued shares of capital stock without approval of the holders of Common Stock.

5. Short-Term Borrowings:

On May 18, 2007, the Fund renewed its revolving credit and security agreement funded by a commercial paper asset securitization program with Citicorp North America, Inc. ("Citicorp") as agent, certain secondary backstop lenders, and certain asset securitization conduits as lenders (the "Lenders"). The agreement was renewed for one year and has a maximum limit of $160,000,000. Under the Citicorp program, the conduits will fund advances to the Fund through the issuance of highly rated commercial paper. As security for its obligations to the Lenders under the revolving securitization facility, the Fund has granted a security interest in substantially all of its assets to and in favor of the Lenders. The interest rate on the Fund's borrowings is based on the interest rate carried by the commercial paper plus a program fee. The Fund pays additional borrowing costs including a backstop commitment fee.

For the six months ended November 30, 2007, the average amount borrowed was approximately $97,051,000, and the daily weighted average interest rate was 5.68%.

6. Capital Loss Carryforward:

On May 31, 2007, the Fund had a net capital loss carryforward of $226,665,964, of which $18,095,581 expires in 2008, $34,200,029 expires in 2009, $52,918,036 expires in 2010, $119,513,437 expires in 2011 and $1,938,881 expires in 2012.
This amount will be available to offset like amounts of any future taxable gains.

7. Subsequent Event:

The Fund paid an ordinary income dividend in the amount of $.060000 per share on December 18, 2007 to shareholders of record on December 13, 2007.


16     BLACKROCK CORPORATE HIGH YIELD FUND III, INC.      NOVEMBER 30, 2007

The Benefits and Risks of Leveraging

BlackRock Corporate High Yield Fund III, Inc. utilizes leverage through borrowings or issuance of short-term debt securities or shares of Preferred Stock. The concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by the Fund on its longer-term portfolio investments. Since the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund's Common Stock shareholders are the beneficiaries of the incremental yield.

Leverage creates risks for holders of Common Stock including the likelihood of greater net asset value and market price volatility. In addition, there is the risk that fluctuations in interest rates on borrowings (or in the dividend rates on any Preferred Stock, if the Fund were to issue Preferred Stock) may reduce the Common Stock's yield and negatively impact its net asset value and market price. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Fund's net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Fund's net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Stock shareholders will be reduced.


Officers and Directors

G. Nicholas Beckwith, III, Director
Richard E. Cavanagh, Director
Richard S. Davis, Director
Kent Dixon, Director
Frank J. Fabozzi, Director
Kathleen F. Feldstein, Director
James T. Flynn, Director
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director
Karen P. Robards, Director
Robert S. Salomon, Jr., Director
Roscoe S. Suddarth, Advisory Board Member
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Howard Surloff, Secretary
Brian P. Kindelan, Chief Compliance Officer
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer

Custodian

State Street Bank and Trust Company
Boston, MA 02101

Transfer Agent

Computershare Trust Company, N.A.
Providence, RI 02940-3010

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036


     BLACKROCK CORPORATE HIGH YIELD FUND III, INC.      NOVEMBER 30, 2007     17

Additional Information

Proxy Results

During the six-month period ended November 30, 2007, the shareholders of BlackRock Corporate High Yield Fund III, Inc. voted on the following proposal, which was approved at an annual shareholders' meeting on August 16, 2007. This proposal was part of the reorganization of the Fund's Board of Directors that took effect on November 1, 2007. A description of the proposal and number of shares voted are as follows:

----------------------------------------------------------------------------------------------
                                                               Shares Voted    Shares Withheld
                                                                   For           From Voting
----------------------------------------------------------------------------------------------
To elect the Fund's Directors:  G. Nicholas Beckwith, III       26,796,937        1,035,585
                                Richard E. Cavanagh             26,827,403        1,005,119
                                Richard S. Davis                26,832,637          999,885
                                Kent Dixon                      26,815,721        1,016,801
                                Frank J. Fabozzi                26,827,637        1,004,885
                                Kathleen F. Feldstein           26,852,924          979,598
                                James T. Flynn                  26,827,047        1,005,475
                                Henry Gabbay                    26,828,335        1,004,187
                                Jerrold B. Harris               26,796,841        1,035,681
                                R. Glenn Hubbard                26,819,603        1,012,919
                                W. Carl Kester                  26,831,737        1,000,785
                                Karen P. Robards                26,861,464          971,058
                                Robert S. Salomon, Jr.          26,813,157        1,019,365
----------------------------------------------------------------------------------------------


Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

Electronic copies of most financial reports are available on the Fund's Web site. Shareholders can sign up for e-mail notifications of quarterly statements and annual and semi-annual reports by enrolling in the Fund's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisers, banks or brokerages may offer this service.


18     BLACKROCK CORPORATE HIGH YIELD FUND III, INC.      NOVEMBER 30, 2007

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


     BLACKROCK CORPORATE HIGH YIELD FUND III, INC.      NOVEMBER 30, 2007     19

This report, including the financial information herein, is transmitted to shareholders of BlackRock Corporate High Yield Fund III, Inc. for their information. It is not a prospectus. The Fund has leveraged its Common Stock to provide Common Stock shareholders with a potentially higher rate of return. Leverage creates risk for Common Stock shareholders, including the likelihood of greater volatility of net asset value and market price of Common Stock shares, and the risk that fluctuations in short-term interest rates may reduce the Common Stock's yield. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

BlackRock Corporate High Yield Fund III, Inc.
100 Bellevue Parkway
Wilmington, DE 19809


                                                                       BLACKROCK

                                                                   #COYIII-11/07

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund III, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer of
    BlackRock Corporate High Yield Fund III, Inc.

Date: January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock Corporate High Yield Fund III, Inc.

Date: January 16, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    BlackRock Corporate High Yield Fund III, Inc.

Date: January 16, 2008